DISPOSAL OF ASSETS (Details) (USD $)	1 Months Ended	12 Months Ended				3 Months Ended		3 Months Ended		3 Months Ended		3 Months Ended		1 Months Ended	12 Months Ended				3 Months Ended		3 Months Ended					1 Months Ended	3 Months Ended	1 Months Ended				3 Months Ended			1 Months Ended						3 Months Ended			1 Months Ended						1 Months Ended
	Mar. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Vessels and Equipment [Member]	Sep. 30, 2011 Vessels and Equipment [Member] Suzemax Front Fighter [Member]	Oct. 31, 2011 Vessels and Equipment [Member] Suzemax Front Fighter [Member]	Sep. 30, 2011 Vessels and Equipment [Member] Front Hunter [Member]	Nov. 30, 2011 Vessels and Equipment [Member] Front Hunter [Member]	Sep. 30, 2011 Vessels and Equipment [Member] Front Delta [Member]	Dec. 31, 2011 Vessels and Equipment [Member] Front Delta [Member]	Sep. 30, 2011 Vessels and Equipment [Member] Front Beta [Member]	Dec. 31, 2011 Vessels and Equipment [Member] Front Beta [Member]	Jan. 31, 2011 Vessels and Equipment [Member] VLCC Front Shanghai [Member]	Dec. 31, 2012 Vessels and Equipment [Member] VLCC Front Shanghai [Member]	Dec. 31, 2011 Vessels and Equipment [Member] VLCC Front Shanghai [Member]	Dec. 31, 2012 Vessels and Equipment [Member] VLCC Front Eagle renamed DHT Eagle [Member]	Dec. 31, 2011 Vessels and Equipment [Member] VLCC Front Eagle renamed DHT Eagle [Member]	Sep. 30, 2011 Vessels and Equipment [Member] Front Alfa [Member]	Mar. 31, 2012 Vessels and Equipment [Member] Front Alfa [Member]	Jun. 30, 2012 Vessels and Equipment [Member] Front Rider [Member]	Sep. 30, 2012 Vessels and Equipment [Member] Front Climber [Member]	Dec. 31, 2012 Vessels and Equipment [Member] Front Driver [Member]	Dec. 31, 2012 Vessels and Equipment [Member] Front Guider [Member]	Jan. 31, 2013 Vessels and Equipment [Member] Edinburgh (Ex Titan Aries) [Member]	Feb. 28, 2013 Vessels and Equipment [Member] Front Pride [Member]	Sep. 30, 2013 Vessels and Equipment [Member] Front Champion / Golden Victory [Member]	Feb. 28, 2011 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Highness [Member]	Mar. 31, 2011 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Ace [Member]	Apr. 30, 2011 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Leader [Member]	May 31, 2011 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Breaker [Member]	Mar. 31, 2012 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Striver [Member]	Jun. 30, 2012 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Striver [Member]	Oct. 31, 2011 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Striver [Member]	Mar. 31, 2011 Ship Finance International Limited [Member] Vessels and Equipment [Member] VLCC Front Eagle renamed DHT Eagle [Member]	Mar. 31, 2012 Ship Finance International Limited [Member] Vessels and Equipment [Member] Titan Orion (ex-Front Duke) [Member]	Jun. 30, 2012 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Rider [Member]	Dec. 31, 2012 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Climber [Member]	Dec. 31, 2012 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Driver [Member]	Dec. 31, 2012 Ship Finance International Limited [Member] Vessels and Equipment [Member] Ticen Ocean (renamed Front Lady) [Member]	Dec. 31, 2012 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Viewer & Front Guider [Member]	Dec. 31, 2012 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Viewer [Member]	Dec. 31, 2012 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Guider [Member]	Feb. 28, 2013 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Pride [Member]	Nov. 30, 2013 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Champion / Golden Victory [Member]	Dec. 31, 2011 Frontline 2012 [Member]	Dec. 31, 2011 Frontline 2012 [Member] Vessels and Equipment [Member] VLCC Vessels [Member]	Dec. 31, 2011 Frontline 2012 [Member] Vessels and Equipment [Member] Suzemax Vessels [Member]	Dec. 31, 2011 Frontline 2012 [Member] Newbuildings [Member] VLCC Vessels [Member]	Nov. 30, 2013 Upfront Payment / Note Payable [Member] Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Champion / Golden Victory [Member]	Nov. 30, 2013 Upfront Payment [Member] Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Champion / Golden Victory [Member]
Significant Acquisitions and Disposals [Line Items]
Related party, Lease termination payments paid			$ 32,600,000	$ 14,300,000																										$ 7,700,000	$ 6,600,000	$ 8,100,000									$ 23,500,000	$ 12,700,000	$ 10,800,000	$ 2,100,000						$ 89,900,000	$ 10,900,000
Lease termination payments received			22,200,000	5,300,000																								2,900,000	2,400,000
Net gain (loss) on sale							(100,000)		50,000		10,000		(400,000)							(2,100,000)					7,600,000			2,900,000	2,400,000	(9,300,000)	(8,500,000)		(400,000)	(9,200,000)		10,600,000	(100,000)	(200,000)	(800,000)	11,200,000		(16,500,000)		200,000	13,800,000	(307,000,000)
Sale leaseback transaction, gross proceeds														91,200,000																					67,000,000
New lease term	2 years													2 years
Gain on sale leaseback transaction recognized in period															7,900,000	13,800,000	7,200,000	7,500,000
Sale leaseback transaction, deferred gain, net																	2,300,000
Impairment of vessels		103,700,000	32,000,000	121,400,000	(121,443,000)	27,100,000		30,600,000		18,500,000		20,400,000							24,800,000		4,900,000	4,200,000	4,000,000	14,200,000		4,700,000	88,100,000
Number of wholly-owned special purpose companies sold to Frontline 2012 (in number of subsidiaries)				15																																										15
Number of each vessel type or newbuilding contract sold to related party (in number of vessels)																																															6	4	5
Number of VLCC's owned with a time charters attached which have been sold																																															1
Capital lease modification adjustment to carrying value of asset																																											$ 9,100,000